UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.3%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$ 7,946,350
			$ 7,946,350
Colombia — 0.3%
Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 3,343,400
			$ 3,343,400
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 549,100
			$ 549,100
Peru — 1.1%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,509,416
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,552,708
			$ 12,062,124
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,420,177
			$ 2,420,177
Total Foreign Corporate Bonds (identified cost $23,235,342)			$ 26,321,151

Loan Participation Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$ 13,977,097
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(4)(5)	UZS	84,486,000	7,389,660
Total Loan Participation Notes (identified cost $24,451,264)			$ 21,366,757

Sovereign Government Bonds — 79.8%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Provincia de Cordoba, 6.875%, 12/10/25(1)	USD	1,276	$ 1,062,867
			$ 1,062,867
Armenia — 0.7%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	5,828	$ 5,923,235
Republic of Armenia Treasury Bond, 9.75%, 10/29/52	AMD	781,610	1,747,431
			$ 7,670,666
Azerbaijan — 0.3%
Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$ 3,120,226
			$ 3,120,226
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,643,685
			$ 2,643,685
Benin — 0.0%(3)
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	316	$ 341,411
			$ 341,411
Bolivia — 0.2%
Bolivian Government International Bond, 5.95%, 8/22/23(1)	USD	2,984	$ 2,718,212
			$ 2,718,212
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	32	$ 18,275
1.50%, 10/30/23	BAM	88	49,428
1.50%, 12/15/23	BAM	5	2,690
1.50%, 5/31/25	BAM	1,669	929,943
1.50%, 6/9/25	BAM	160	89,382
1.50%, 12/24/25	BAM	174	97,358
1.50%, 9/25/26	BAM	145	81,441
1.50%, 9/26/27	BAM	55	30,345
			$ 1,298,862

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil — 0.4%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,266,208
			$ 4,266,208
Colombia — 0.6%
Republic of Colombia, 4.00%, 2/26/24	USD	3,429	$ 3,372,178
Titulos De Tesoreria B:
6.00%, 4/28/28	COP	18,865,200	3,226,600
10.00%, 7/24/24	COP	3,528,300	743,064
			$ 7,341,842
Czech Republic — 3.3%
Czech Republic Government Bond:
0.95%, 5/15/30(1)	CZK	140,000	$ 5,120,519
2.00%, 10/13/33	CZK	308,750	11,432,767
2.50%, 8/25/28(1)	CZK	509,740	21,374,488
			$ 37,927,774
Dominican Republic — 5.7%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,790,490
8.00%, 2/12/27(1)	DOP	568,540	9,098,036
12.00%, 8/8/25(2)	DOP	836,870	15,274,336
12.75%, 9/23/29(2)	DOP	377,800	7,675,600
13.00%, 1/30/26(1)	DOP	105,090	1,977,399
13.00%, 6/9/34(1)	DOP	312,000	6,607,773
13.625%, 2/3/33(2)	DOP	512,000	11,130,349
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	578,041
12.00%, 10/3/25(2)	DOP	221,270	4,038,299
13.00%, 12/5/25(2)	DOP	383,340	7,239,195
			$ 65,409,518
El Salvador — 0.2%
Republic of El Salvador:
5.875%, 1/30/25(1)	USD	543	$ 453,760
6.375%, 1/18/27(1)	USD	2,040	1,286,592
			$ 1,740,352
Honduras — 0.1%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	1,109	$ 1,098,465
			$ 1,098,465
Security	Principal Amount (000's omitted)		Value
Hungary — 1.1%
Hungary Government Bond:
2.25%, 4/20/33	HUF	1,715,000	$ 3,231,661
3.00%, 4/25/41	HUF	1,331,520	2,225,089
3.25%, 10/22/31	HUF	2,700,000	5,777,597
4.00%, 4/28/51	HUF	524,540	928,999
			$ 12,163,346
India — 2.1%
India Government Bond, 7.10%, 4/18/29	INR	1,929,150	$ 23,615,177
			$ 23,615,177
Indonesia — 9.7%
Indonesia Government Bond:
6.375%, 4/15/32	IDR	161,300,000	$ 10,881,648
6.50%, 2/15/31	IDR	335,135,000	22,846,521
7.00%, 2/15/33	IDR	61,564,000	4,340,178
7.125%, 6/15/42	IDR	54,928,000	3,820,660
7.125%, 6/15/43	IDR	307,987,000	21,472,068
7.375%, 5/15/48	IDR	19,717,000	1,395,377
7.50%, 8/15/32	IDR	70,753,000	5,103,717
7.50%, 5/15/38	IDR	232,589,000	16,685,684
7.50%, 4/15/40	IDR	45,427,000	3,261,578
8.25%, 6/15/32	IDR	11,609,000	873,231
8.25%, 5/15/36	IDR	242,576,000	18,468,682
8.375%, 4/15/39	IDR	22,764,000	1,759,718
9.50%, 5/15/41	IDR	5,702,000	487,010
			$111,396,072
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 5.125%, 6/15/25(1)	EUR	1,726	$ 1,861,237
			$ 1,861,237
Jordan — 0.4%
Kingdom of Jordan, 4.95%, 7/7/25(1)	USD	4,503	$ 4,346,498
			$ 4,346,498
Malaysia — 5.4%
Malaysia Government Bond:
3.733%, 6/15/28	MYR	7,900	$ 1,786,492
3.757%, 5/22/40	MYR	17,415	3,744,587
3.828%, 7/5/34	MYR	130,100	28,930,080
4.065%, 6/15/50	MYR	25,800	5,580,291
4.254%, 5/31/35	MYR	27,750	6,357,536

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Malaysia (continued)
Malaysia Government Bond: (continued)
4.642%, 11/7/33	MYR	25,940	$ 6,213,040
4.696%, 10/15/42	MYR	36,069	8,801,819
			$ 61,413,845
Mexico — 9.3%
Mexican Bonos:
7.50%, 6/3/27	MXN	148,017	$ 7,792,617
7.75%, 5/29/31	MXN	149,400	7,803,791
7.75%, 11/13/42	MXN	230,000	11,180,165
8.50%, 5/31/29	MXN	178,520	9,780,651
8.50%, 11/18/38	MXN	410,469	21,677,482
10.00%, 11/20/36	MXN	22,074	1,338,866
Mexican Udibonos, 4.00%, 11/30/28	MXN	862,824	46,765,181
			$106,338,753
North Macedonia — 0.6%
North Macedonia Government International Bond:
2.75%, 1/18/25(1)	EUR	913	$ 951,880
3.675%, 6/3/26(1)	EUR	600	613,307
5.625%, 7/26/23(1)	EUR	4,592	5,075,456
			$ 6,640,643
Oman — 0.3%
Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$ 3,148,320
			$ 3,148,320
Paraguay — 0.2%
Republic of Paraguay, 5.00%, 4/15/26(1)	USD	2,830	$ 2,818,602
			$ 2,818,602
Peru — 3.1%
Peru Government Bond:
5.40%, 8/12/34	PEN	7,309	$ 1,664,365
5.94%, 2/12/29	PEN	4,380	1,118,124
6.15%, 8/12/32	PEN	43,186	10,670,765
6.714%, 2/12/55	PEN	4,100	996,432
6.85%, 2/12/42	PEN	19,284	4,844,719
6.90%, 8/12/37	PEN	8,763	2,228,148
6.95%, 8/12/31	PEN	52,423	13,795,936
			$ 35,318,489
Security	Principal Amount (000's omitted)		Value
Romania — 5.3%
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	$ 2,878,026
3.624%, 5/26/30(1)	EUR	2,755	2,606,786
Romanian Government Bond:
2.50%, 10/25/27	RON	70,650	13,096,890
3.25%, 6/24/26	RON	57,650	11,597,135
4.15%, 1/26/28	RON	48,045	9,493,492
4.85%, 4/22/26	RON	32,030	6,778,683
5.80%, 7/26/27	RON	16,020	3,420,021
8.75%, 10/30/28	RON	45,610	10,876,687
			$ 60,747,720
Serbia — 4.0%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,114,580	$ 10,241,242
4.50%, 8/20/32	RSD	3,298,130	26,701,049
5.875%, 2/8/28	RSD	970,810	9,251,037
			$ 46,193,328
Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	590	$ 590,090
			$ 590,090
South Africa — 15.6%
Republic of South Africa:
8.00%, 1/31/30	ZAR	253,800	$ 12,432,974
8.25%, 3/31/32	ZAR	147,394	6,873,149
8.50%, 1/31/37	ZAR	369,200	15,897,593
8.75%, 1/31/44	ZAR	408,487	16,972,559
8.75%, 2/28/48	ZAR	231,000	9,513,399
9.00%, 1/31/40	ZAR	334,480	14,528,418
10.50%, 12/21/26	ZAR	831,768	47,783,971
10.50%, 12/21/26	ZAR	951,395	54,656,360
			$178,658,423
Suriname — 0.5%
Republic of Suriname:
9.25%, 10/26/26(1)(6)	USD	7,107	$ 5,102,826
12.875%, 12/30/23(2)(6)	USD	1,055	783,338
			$ 5,886,164
Thailand — 4.4%
Thailand Government Bond:
1.585%, 12/17/35	THB	528,144	$ 13,767,159

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Thailand (continued)
Thailand Government Bond: (continued)
1.60%, 12/17/29	THB	200,000	$ 5,609,879
3.30%, 6/17/38	THB	594,751	18,331,277
3.40%, 6/17/36	THB	205,000	6,441,312
4.875%, 6/22/29	THB	183,489	6,184,924
			$ 50,334,551
Ukraine — 2.9%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	914,377	$ 12,021,690
9.99%, 5/22/24	UAH	589,859	11,123,503
10.00%, 8/23/23	UAH	38,483	853,474
10.95%, 11/1/23	UAH	31,964	666,447
11.67%, 11/22/23	UAH	118,929	2,448,074
12.52%, 5/13/26	UAH	9,710	141,846
15.84%, 2/26/25	UAH	187,932	3,469,130
16.00%, 5/24/23	UAH	98,697	2,451,041
			$ 33,175,205
United Arab Emirates — 0.2%
Sharjah Sukuk, Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,696,862
			$ 2,696,862
Uruguay — 1.3%
Uruguay Government Bond, 3.875%, 7/2/40(7)	UYU	512,617	$ 14,053,897
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	38,225	871,345
			$ 14,925,242
Uzbekistan — 0.4%
Republic of Uzbekistan:
4.75%, 2/20/24(1)	USD	3,100	$ 3,061,895
14.00%, 7/19/24(1)	UZS	10,590,000	914,469
14.50%, 11/25/23(1)	UZS	11,470,000	1,009,241
			$ 4,985,605
Vietnam — 0.3%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$ 3,062,629
			$ 3,062,629
Zambia — 0.5%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	100,560	$ 4,480,074
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bond: (continued)
11.00%, 12/27/26	ZMW	21,670	$ 864,655
			$ 5,344,729
Total Sovereign Government Bonds (identified cost $1,032,290,242)			$912,301,618

Short-Term Investments — 9.7%
Affiliated Fund — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(8)	79,394,253	$ 79,394,253
Total Affiliated Fund (identified cost $79,394,253)		$ 79,394,253

U.S. Treasury Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23(9)	$23,382	$ 23,379,604
0.00%, 5/30/23(9)	8,318	8,290,178
Total U.S. Treasury Obligations (identified cost $31,666,852)		$ 31,669,782
Total Short-Term Investments (identified cost $111,061,105)		$111,064,035

Total Purchased Options — 0.1% (identified cost $1,400,693)	$ 1,654,847
Total Investments — 93.8% (identified cost $1,192,438,646)	$1,072,708,408
Total Written Options — (0.0)%(3) (premiums received $271,199)	$ (179,093)
Other Assets, Less Liabilities — 6.2%	$ 70,963,282
Net Assets — 100.0%	$1,143,492,597

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $141,755,846 or 12.4% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $55,586,325 or 4.9% of the Portfolio's net assets.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Goldman Sachs International	USD	2,960,000	BRL	4.80	6/6/23	$ 468,704
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	2,070,000	BRL	4.80	9/6/23	477,224
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	190,000	MXN	17.50	7/7/23	33,383
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	CNH	7.00	1/18/24	245,823
Call USD vs. Put CNH	Goldman Sachs International	USD	45,100,000	CNH	7.00	1/18/24	429,713
Total							$1,654,847
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	45,100,000	CNH	7.50	1/18/24	$(113,922)
Call USD vs. Put CNH	Goldman Sachs International	USD	25,800,000	CNH	7.50	1/18/24	(65,171)
Total							$(179,093)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	356,856,897	USD	68,679,024	5/3/23	$ 2,866,927
BRL	91,932,000	USD	17,448,716	5/3/23	982,656
BRL	53,195,005	USD	10,502,469	5/3/23	162,555
BRL	4,368,393	USD	869,401	5/3/23	6,414
USD	1,337,743	BRL	6,800,000	5/3/23	(25,584)
USD	2,648,915	BRL	13,800,000	5/3/23	(117,836)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	21,909,778	BRL	111,056,283	5/3/23	$ (355,807)
USD	22,070,113	BRL	112,061,000	5/3/23	(396,906)
USD	10,237,664	BRL	53,195,005	5/3/23	(427,360)
USD	41,350,445	BRL	209,440,006	5/3/23	(640,012)
BRL	108,567,728	USD	20,678,583	6/2/23	955,906
BRL	28,500,000	USD	5,620,725	6/2/23	58,521
BRL	37,503,326	USD	7,125,629	6/9/23	338,250
COP	182,882,094,077	USD	37,703,139	6/21/23	796,139
COP	158,000,000	USD	34,404	6/21/23	(1,143)
COP	7,893,340,000	USD	1,690,252	6/21/23	(28,591)
COP	5,060,000,000	USD	1,104,071	6/21/23	(38,869)
EUR	211,851,386	USD	227,823,063	6/21/23	6,269,100
EUR	10,518,605	USD	11,311,613	6/21/23	311,266
EUR	5,389,535	USD	5,913,398	6/21/23	41,946
EUR	3,845,440	USD	4,219,216	6/21/23	29,929
KRW	864,000,000	USD	670,308	6/21/23	(22,657)
KRW	1,202,000,000	USD	925,477	6/21/23	(24,462)
KRW	1,201,000,000	USD	925,270	6/21/23	(25,005)
KRW	1,334,400,000	USD	1,032,626	6/21/23	(32,364)
KRW	2,392,000,000	USD	1,830,292	6/21/23	(37,258)
KRW	10,279,000,000	USD	7,974,645	6/21/23	(269,545)
KRW	14,299,000,000	USD	11,009,478	6/21/23	(291,001)
KRW	14,288,000,000	USD	11,007,704	6/21/23	(297,472)
KRW	15,880,400,000	USD	12,289,048	6/21/23	(385,160)
PEN	85,638,218	USD	22,474,863	6/21/23	559,697
PEN	16,339,415	USD	4,288,110	6/21/23	106,788
USD	1,562,784	COP	7,400,000,000	6/21/23	4,979
USD	656,627	COP	3,170,140,625	6/21/23	(10,733)
USD	991,135	COP	4,785,121,744	6/21/23	(16,201)
USD	1,072,097	COP	5,176,000,000	6/21/23	(17,524)
USD	1,654,854	COP	8,027,000,000	6/21/23	(34,944)
USD	2,498,258	COP	12,118,000,000	6/21/23	(52,753)
USD	2,702,151	COP	13,107,000,000	6/21/23	(57,059)
USD	756,404	EUR	703,376	6/21/23	(20,814)
USD	1,234,917	EUR	1,148,342	6/21/23	(33,982)
USD	1,939,018	EUR	1,803,082	6/21/23	(53,357)
USD	2,863,359	EUR	2,682,077	6/21/23	(100,291)
USD	16,458,000	EUR	15,000,000	6/21/23	(116,744)
USD	5,918,916	EUR	5,503,967	6/21/23	(162,873)
USD	7,117,125	EUR	6,618,174	6/21/23	(195,845)
USD	8,851,370	EUR	8,230,839	6/21/23	(243,567)
USD	10,817,942	EUR	10,133,144	6/21/23	(379,009)
USD	43,338,167	EUR	40,299,918	6/21/23	(1,192,554)
USD	47,468,418	EUR	44,140,615	6/21/23	(1,306,208)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	51,009,157	EUR	47,433,128	6/21/23	$ (1,403,640)
USD	2,097,996	INR	172,600,000	6/21/23	(8,497)
USD	1,356,877	KRW	1,752,000,000	6/21/23	43,585
USD	1,649,747	KRW	2,150,000,000	6/21/23	38,115
USD	108,758	PEN	416,000	6/21/23	(3,136)
USD	360,325	PEN	1,377,000	6/21/23	(10,054)
USD	1,648,215	PEN	6,276,734	6/21/23	(40,071)
USD	1,628,039	PEN	6,208,200	6/21/23	(41,813)
USD	3,643,449	PEN	13,883,000	6/21/23	(90,734)
USD	3,688,267	PEN	14,070,000	6/21/23	(96,215)
USD	4,271,407	PEN	16,339,415	6/21/23	(123,491)
USD	4,722,368	PEN	18,030,000	6/21/23	(127,256)
USD	5,113,119	PEN	19,527,000	6/21/23	(139,161)
USD	7,899,049	PEN	30,081,157	6/21/23	(192,038)
USD	17,438,139	PEN	66,525,735	6/21/23	(455,636)
CLP	16,058,200,000	USD	19,768,805	6/22/23	(7,654)
CLP	8,707,766,480	USD	10,733,765	6/22/23	(18,025)
USD	1,407,368	CLP	1,153,000,000	6/22/23	(11,509)
BRL	111,056,283	USD	21,651,775	7/5/23	353,386
IDR	53,943,000,000	USD	3,452,668	7/11/23	220,924
IDR	42,270,700,000	USD	2,695,062	7/11/23	183,631
IDR	33,816,000,000	USD	2,157,334	7/11/23	145,582
IDR	33,816,300,000	USD	2,159,736	7/11/23	143,201
USD	2,471,594	IDR	37,653,000,000	7/11/23	(92,627)
USD	3,018,893	IDR	46,020,000,000	7/11/23	(115,132)
USD	5,258,970	IDR	80,173,000,000	7/11/23	(200,921)
KRW	2,054,000,000	USD	1,566,002	7/21/23	(23,346)
IDR	753,419,070,901	USD	49,089,200	7/25/23	2,209,024
IDR	218,580,000,000	USD	14,465,917	7/25/23	416,592
IDR	152,609,745,797	USD	9,986,242	7/25/23	404,534
IDR	117,442,835,000	USD	7,652,016	7/25/23	344,342
IDR	52,000,000,000	USD	3,417,012	7/25/23	123,525
IDR	67,288,000,000	USD	4,516,185	7/25/23	65,269
IDR	22,000,000,000	USD	1,445,922	7/25/23	51,998
IDR	25,776,900,670	USD	1,707,419	7/25/23	47,659
IDR	36,806,234,416	USD	2,478,100	7/25/23	27,934
IDR	13,411,000,000	USD	897,357	7/25/23	15,761
IDR	13,845,000,000	USD	930,231	7/25/23	12,437
USD	652,767	IDR	9,612,510,800	7/25/23	(1,723)
USD	1,884,367	IDR	27,887,800,000	7/25/23	(14,436)
USD	895,768	IDR	13,414,300,000	7/25/23	(17,575)
USD	2,355,899	IDR	34,860,000,000	7/25/23	(17,622)
USD	2,828,119	IDR	41,831,700,000	7/25/23	(20,086)
USD	1,939,205	IDR	29,316,907,070	7/25/23	(56,902)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,314,050	IDR	35,000,000,000	7/25/23	$ (69,004)
USD	3,242,199	IDR	49,000,000,000	7/25/23	(94,076)
USD	3,651,132	IDR	55,497,203,972	7/25/23	(127,519)
USD	4,103,976	IDR	62,442,030,444	7/25/23	(147,530)
USD	8,044,487	IDR	123,466,461,062	7/25/23	(362,003)
USD	7,605,416	IDR	117,442,835,000	7/25/23	(390,942)
USD	18,819,753	IDR	288,844,814,013	7/25/23	(846,893)
IDR	37,264,000,000	USD	2,494,628	7/27/23	42,500
USD	3,433,841	IDR	51,524,792,000	7/27/23	(74,235)
BRL	209,440,006	USD	40,649,808	8/2/23	605,864
BRL	112,061,000	USD	21,689,925	8/2/23	383,946
USD	10,324,516	BRL	53,195,006	8/2/23	(153,881)
BRL	24,041,694	USD	4,482,648	9/11/23	219,063
					$ 6,583,072
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,829,091	USD	3,090,472	Standard Chartered Bank	5/5/23	$ 27,297	$ —
EUR	4,875,000	USD	5,380,894	Standard Chartered Bank	5/5/23	—	(8,454)
CNH	36,673,000	USD	5,465,600	Citibank, N.A.	5/8/23	—	(170,218)
CNH	172,050,000	USD	25,350,083	Standard Chartered Bank	5/8/23	—	(506,998)
CNH	196,980,617	USD	29,026,388	Standard Chartered Bank	5/8/23	—	(583,458)
CNH	308,250,000	USD	45,417,978	Standard Chartered Bank	5/8/23	—	(908,353)
CNH	352,921,267	USD	52,005,268	Standard Chartered Bank	5/8/23	—	(1,045,355)
MYR	32,850,000	USD	7,789,898	Barclays Bank PLC	5/8/23	—	(407,046)
USD	4,885,873	CNH	33,500,000	Citibank, N.A.	5/8/23	48,655	—
USD	26,967,065	CNH	183,005,516	Standard Chartered Bank	5/8/23	542,063	—
USD	23,558,412	CNH	159,890,000	Standard Chartered Bank	5/8/23	471,165	—
USD	16,218,394	CNH	110,062,235	Standard Chartered Bank	5/8/23	326,005	—
USD	14,166,873	CNH	96,150,000	Standard Chartered Bank	5/8/23	283,336	—
USD	3,894,086	CNH	26,426,280	Standard Chartered Bank	5/8/23	78,275	—
USD	3,400,639	CNH	23,080,000	Standard Chartered Bank	5/8/23	68,012	—
USD	7,369,106	MYR	32,850,000	Barclays Bank PLC	5/8/23	—	(13,746)
MYR	16,300,000	USD	3,685,281	Goldman Sachs International	5/10/23	—	(18,322)
MYR	18,800,000	USD	4,250,989	Goldman Sachs International	5/10/23	—	(21,613)
MYR	104,400,000	USD	24,599,435	Goldman Sachs International	5/10/23	—	(1,112,899)
USD	4,217,005	MYR	18,500,000	Goldman Sachs International	5/10/23	55,119	—
MYR	16,100,000	USD	3,657,345	Barclays Bank PLC	5/15/23	—	(34,383)
MYR	39,274,000	USD	8,979,172	Barclays Bank PLC	5/15/23	—	(141,395)
MYR	6,300,000	USD	1,434,263	Goldman Sachs International	5/15/23	—	(16,582)
MYR	43,212,000	USD	9,870,260	Goldman Sachs International	5/15/23	—	(146,321)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,241,752	MYR	18,553,000	Barclays Bank PLC	5/15/23	$ 66,795	$ —
USD	4,662,860	MYR	20,414,000	Goldman Sachs International	5/15/23	69,124	—
USD	304,659	ZMW	5,986,547	Standard Chartered Bank	5/17/23	—	(31,891)
TRY	105,000,000	USD	5,092,901	Standard Chartered Bank	5/18/23	98,711	—
EGP	166,000,000	USD	5,150,481	Citibank, N.A.	5/22/23	—	(177,539)
USD	986,920	EGP	33,200,000	Citibank, N.A.	5/22/23	—	(7,668)
USD	3,858,222	EGP	132,800,000	Goldman Sachs International	5/22/23	—	(120,131)
CNH	22,000,000	USD	3,192,769	Standard Chartered Bank	5/30/23	—	(10,543)
UZS	7,679,942,541	USD	653,612	ICBC Standard Bank plc	6/2/23	12,378	—
MYR	32,850,000	USD	7,387,667	Barclays Bank PLC	6/8/23	14,594	—
USD	7,100,213	BRL	37,503,326	Goldman Sachs International	6/9/23	—	(363,666)
CZK	920,001,511	USD	41,122,716	Citibank, N.A.	6/21/23	276,056	—
CZK	50,000,000	USD	2,352,592	Citibank, N.A.	6/21/23	—	(1,817)
CZK	477,724,994	USD	21,353,605	Standard Chartered Bank	6/21/23	204,932	—
CZK	477,724,995	USD	21,353,605	UBS AG	6/21/23	204,673	—
EUR	1,014,666	USD	1,100,659	Barclays Bank PLC	6/21/23	—	(28,952)
EUR	3,053,868	USD	3,330,703	BNP Paribas	6/21/23	—	(75,949)
EUR	1,972,450	USD	2,162,497	Citibank, N.A.	6/21/23	—	(22,453)
EUR	20,342,842	USD	21,456,611	Citibank, N.A.	6/21/23	—	(145,289)
EUR	3,164,668	USD	3,432,082	Goldman Sachs International	6/21/23	1,948	—
EUR	3,013,717	USD	3,214,279	Goldman Sachs International	6/21/23	—	(20,302)
EUR	42,148,984	USD	44,821,226	Goldman Sachs International	6/21/23	—	(238,028)
EUR	4,027,131	USD	4,284,264	Goldman Sachs International	6/21/23	—	(307,413)
EUR	4,016,743	USD	4,314,582	JPMorgan Chase Bank, N.A.	6/21/23	—	(318,892)
EUR	10,128,092	USD	10,682,605	Standard Chartered Bank	6/21/23	—	(103,700)
EUR	849,891	USD	932,374	UBS AG	6/21/23	—	(6,726)
EUR	1,341,290	USD	1,471,463	UBS AG	6/21/23	—	(11,401)
EUR	1,339,793	USD	1,469,821	UBS AG	6/21/23	—	(13,337)
EUR	10,128,211	USD	10,682,730	UBS AG	6/21/23	—	(103,569)
HUF	6,260,354,334	USD	17,393,775	Goldman Sachs International	6/21/23	1,177,062	—
HUF	1,100,000,000	USD	2,987,425	Goldman Sachs International	6/21/23	183,242	—
HUF	6,260,354,335	USD	17,240,247	JPMorgan Chase Bank, N.A.	6/21/23	1,221,014	—
HUF	1,067,577,399	USD	3,098,375	UBS AG	6/21/23	27,734	—
HUF	1,081,987,774	USD	3,140,197	UBS AG	6/21/23	24,032	—
MXN	48,000,000	USD	2,523,534	Bank of America, N.A.	6/21/23	119,438	—
MXN	57,223,555	USD	3,097,930	Goldman Sachs International	6/21/23	52,908	—
MXN	31,100,000	USD	1,705,400	Goldman Sachs International	6/21/23	7,026	—
MXN	41,800,000	USD	2,301,714	Goldman Sachs International	6/21/23	—	(126)
MXN	2,039,732,380	USD	111,101,079	UBS AG	6/21/23	1,210,504	—
MYR	88,709,400	USD	19,668,400	Barclays Bank PLC	6/21/23	340,487	—
MYR	13,337,429	USD	2,960,584	Barclays Bank PLC	6/21/23	47,746	—
MYR	141,660,440	USD	31,492,695	Credit Agricole CIB	6/21/23	459,587	—
MYR	14,000,000	USD	3,174,603	Goldman Sachs International	6/21/23	—	(16,827)
PLN	152,159,892	USD	34,637,686	Citibank, N.A.	6/21/23	1,005,798	—
PLN	147,660,028	USD	33,613,337	Citibank, N.A.	6/21/23	996,935	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	8,182,125	USD	1,862,579	Citibank, N.A.	6/21/23	$ 54,085	$ —
PLN	7,940,152	USD	1,807,497	Citibank, N.A.	6/21/23	53,608	—
PLN	3,298,778	USD	750,934	Citibank, N.A.	6/21/23	21,805	—
PLN	3,201,222	USD	728,726	Citibank, N.A.	6/21/23	21,613	—
PLN	9,700,000	USD	2,330,106	Citibank, N.A.	6/21/23	5,631	—
RON	202,671,000	USD	43,992,446	Goldman Sachs International	6/21/23	230,181	—
THB	1,696,682,124	USD	49,108,414	Standard Chartered Bank	6/21/23	818,067	—
THB	1,276,270,000	USD	36,741,468	Standard Chartered Bank	6/21/23	813,988	—
THB	83,500,000	USD	2,420,660	Standard Chartered Bank	6/21/23	36,407	—
USD	2,169,594	EUR	1,970,744	UBS AG	6/21/23	—	(8,044)
USD	141,871	MXN	2,749,000	Bank of America, N.A.	6/21/23	—	(9,494)
USD	2,229,226	MXN	41,000,000	Citibank, N.A.	6/21/23	—	(28,313)
USD	202,031	MXN	3,737,000	Standard Chartered Bank	6/21/23	—	(3,736)
USD	6,206,291	MXN	114,799,000	Standard Chartered Bank	6/21/23	—	(114,763)
USD	2,813,803	MXN	54,380,000	Standard Chartered Bank	6/21/23	—	(180,464)
USD	10,573,925	MXN	195,588,000	Standard Chartered Bank	6/21/23	—	(195,526)
USD	3,206,526	MXN	61,864,000	Standard Chartered Bank	6/21/23	—	(199,825)
USD	3,487,220	MXN	67,237,000	Standard Chartered Bank	6/21/23	—	(214,978)
USD	210,940	MXN	3,894,654	UBS AG	6/21/23	—	(3,507)
USD	754,933	MXN	13,860,000	UBS AG	6/21/23	—	(8,225)
USD	6,481,295	MXN	119,666,100	UBS AG	6/21/23	—	(107,750)
USD	11,042,505	MXN	203,881,090	UBS AG	6/21/23	—	(183,579)
USD	23,195,829	MXN	425,858,000	UBS AG	6/21/23	—	(252,731)
USD	39,519,863	MXN	725,555,000	UBS AG	6/21/23	—	(430,589)
USD	1,236,822	MYR	5,571,882	Barclays Bank PLC	6/21/23	—	(19,946)
USD	8,216,706	MYR	37,059,400	Barclays Bank PLC	6/21/23	—	(142,243)
USD	13,156,449	MYR	59,180,340	Credit Agricole CIB	6/21/23	—	(191,998)
USD	7,315,958	MYR	32,000,000	Goldman Sachs International	6/21/23	98,184	—
USD	3,141,242	MYR	13,951,825	Goldman Sachs International	6/21/23	—	(5,668)
USD	6,284,184	THB	215,000,000	Standard Chartered Bank	6/21/23	—	(42,395)
USD	22,524,900	THB	778,241,524	Standard Chartered Bank	6/21/23	—	(375,595)
USD	3,273,044	UYU	127,976,000	Citibank, N.A.	6/21/23	3,106	—
USD	11,629,890	ZAR	212,459,741	Goldman Sachs International	6/21/23	67,100	—
USD	2,375,874	ZAR	42,707,293	Goldman Sachs International	6/21/23	51,596	—
USD	2,375,215	ZAR	42,707,293	Goldman Sachs International	6/21/23	50,937	—
USD	2,373,652	ZAR	42,707,292	Goldman Sachs International	6/21/23	49,374	—
USD	2,382,590	ZAR	42,878,122	Goldman Sachs International	6/21/23	49,015	—
USD	5,782,043	ZAR	106,229,871	Goldman Sachs International	6/21/23	648	—
USD	1,693,554	ZAR	31,380,685	Goldman Sachs International	6/21/23	—	(14,291)
USD	1,697,702	ZAR	31,473,666	Goldman Sachs International	6/21/23	—	(15,203)
USD	1,696,575	ZAR	31,473,667	Goldman Sachs International	6/21/23	—	(16,330)
USD	1,695,388	ZAR	31,473,666	Goldman Sachs International	6/21/23	—	(17,517)
USD	12,387,024	ZAR	229,525,161	Goldman Sachs International	6/21/23	—	(104,525)
USD	12,417,362	ZAR	230,205,251	Goldman Sachs International	6/21/23	—	(111,200)
USD	12,409,118	ZAR	230,205,251	Goldman Sachs International	6/21/23	—	(119,443)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,400,441	ZAR	230,205,251	Goldman Sachs International	6/21/23	$ —	$ (128,121)
USD	16,786,480	ZAR	310,801,684	Goldman Sachs International	6/21/23	—	(128,416)
USD	11,590,414	ZAR	216,782,797	Goldman Sachs International	6/21/23	—	(207,652)
USD	49,697,052	ZAR	920,140,913	Goldman Sachs International	6/21/23	—	(380,182)
USD	10,170,982	ZAR	185,000,000	UBS AG	6/21/23	102,646	—
USD	5,781,453	ZAR	106,229,870	UBS AG	6/21/23	58	—
USD	11,142,844	ZAR	207,897,721	UBS AG	6/21/23	—	(171,665)
ZAR	116,000,000	USD	6,244,269	Citibank, N.A.	6/21/23	68,850	—
ZAR	29,000,000	USD	1,584,216	Citibank, N.A.	6/21/23	—	(5,936)
ZAR	666,759,139	USD	36,011,836	Goldman Sachs International	6/21/23	275,490	—
ZAR	166,939,420	USD	8,992,507	Goldman Sachs International	6/21/23	92,910	—
ZAR	166,939,419	USD	8,998,800	Goldman Sachs International	6/21/23	86,618	—
ZAR	166,939,420	USD	9,004,778	Goldman Sachs International	6/21/23	80,639	—
ZAR	165,940,878	USD	8,955,505	Goldman Sachs International	6/21/23	75,569	—
ZAR	80,000,000	USD	4,328,131	UBS AG	6/21/23	25,745	—
USD	370,084	UYU	14,474,000	Citibank, N.A.	6/22/23	314	—
UZS	13,021,113,284	USD	1,107,238	ICBC Standard Bank plc	7/13/23	9,573	—
UZS	17,164,000,000	USD	1,400,000	ICBC Standard Bank plc	8/1/23	66,109	—
UZS	13,021,113,284	USD	1,099,060	ICBC Standard Bank plc	8/1/23	13,173	—
UZS	6,486,772,753	USD	547,867	ICBC Standard Bank plc	8/15/23	4,244	—
USD	4,485,391	BRL	24,041,694	Citibank, N.A.	9/11/23	—	(216,319)
USD	50,101,384	ZAR	919,861,407	UBS AG	9/18/23	474,911	—
USD	16,923,054	ZAR	310,707,272	UBS AG	9/18/23	160,414	—
ZAR	666,759,136	USD	36,315,857	UBS AG	9/18/23	—	(344,238)
UZS	6,864,495,463	USD	573,715	ICBC Standard Bank plc	10/13/23	1,907	—
UZS	8,143,221,557	USD	648,862	JPMorgan Chase Bank, N.A.	10/24/23	32,109	—
UZS	2,692,778,443	USD	216,810	JPMorgan Chase Bank, N.A.	11/7/23	5,179	—
HUF	2,149,534,827	USD	6,071,712	Barclays Bank PLC	1/30/24	334,216	—
						$14,058,670	$(11,961,769)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/10/23	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 3,831,418	$ (60,567)
5/10/23	COP	4,122,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	877,395	(8,291)
5/15/23	COP	36,489,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,767,050	(69,639)
5/16/23	COP	7,756,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,650,915	(14,951)
5/22/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,316,092	(7,145)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/23/23	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$ 5,869,263	$ (50,658)
5/24/23	COP	5,496,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,169,859	(7,495)
6/12/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,316,092	(14,335)
6/12/23	COP	18,000,000	Republic of Colombia, 7.25%, 11/25/25	Goldman Sachs International	3,831,418	(14,483)
6/23/23	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,009,706	(68,847)
6/26/23	COP	47,238,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,054,938	(139,160)
6/29/23	COP	14,598,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,107,352	(90,324)
6/29/23	COP	67,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	14,261,388	(480,495)
6/29/23	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	12,111,537	(335,114)
6/29/23	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	5,108,557	(106,575)
6/29/23	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	15,644,955	(143,574)
6/30/23	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	10,217,114	(89,124)
						$(1,700,777)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	6/8/23	$(2,989,798)	$ (76,789)
Euro-Bund	(15)	Short	6/8/23	(2,240,604)	(79,035)
U.S. 5-Year Treasury Note	(18)	Short	6/30/23	(1,975,359)	(44,572)
					$(200,396)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	195,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.66% (pays upon termination)	1/2/24	$ 92,019	$ —	$ 92,019
BRL	716,538	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.69% (pays upon termination)	1/2/24	375,321	—	375,321
BRL	27,758	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	37,101	—	37,101
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,484,602	—	2,484,602
BRL	57,316	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(230,532)	—	(230,532)
BRL	57,254	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(227,835)	—	(227,835)
BRL	37,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(146,915)	—	(146,915)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	281,794	—	281,794
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	242,316	—	242,316
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(416,429)	—	(416,429)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(86,901)	—	(86,901)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(523,189)	—	(523,189)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(653,891)	—	(653,891)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(1,081,129)	—	(1,081,129)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(486,212)	—	(486,212)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(439,749)	—	(439,749)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(100,912)	—	(100,912)
CLP	416,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	15,742	—	15,742

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,504,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	$ 168,956	$ —	$ 168,956
CLP	3,112,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	116,057	—	116,057
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	108,427	—	108,427
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	105,041	—	105,041
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	99,963	—	99,963
CLP	2,731,600	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	86,900	—	86,900
CLP	1,674,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	52,796	—	52,796
CLP	2,327,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	68,927	—	68,927
CLP	2,662,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	76,662	—	76,662
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(83,804)	—	(83,804)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(425,971)	—	(425,971)
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(207,730)	—	(207,730)
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(547,591)	—	(547,591)
CLP	466,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	39,253	—	39,253
CLP	1,432,670	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	140,162	—	140,162
CLP	274,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	28,629	—	28,629
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(923,487)	—	(923,487)
CNY	92,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(165,588)	—	(165,588)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	$ (299,797)	$ —	$ (299,797)
CNY	74,572	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.85% (pays quarterly)	3/15/28	76,718	—	76,718
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.82% (pays quarterly)	6/21/28	10,926	—	10,926
CNY	41,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/21/28	34,250	—	34,250
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	20,597	—	20,597
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	20,527	—	20,527
CNY	26,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/21/28	26,528	—	26,528
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	197,477	—	197,477
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	380,155	—	380,155
COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	354,772	—	354,772
COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	398,813	—	398,813
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	367,824	—	367,824
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	362,892	—	362,892
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	193,082	—	193,082
COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	347,017	—	347,017
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	166,117	—	166,117
COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	691,958	—	691,958
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(471,577)	—	(471,577)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	$ 43,521	$ —	$ 43,521
COP	10,304,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	74,573	—	74,573
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	36,503	—	36,503
COP	5,496,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	26,209	—	26,209
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	14,556	—	14,556
COP	9,065,738	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	7,602	—	7,602
COP	3,383,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(132)	(50)	(182)
COP	6,495,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(3,782)	—	(3,782)
COP	31,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(652,428)	—	(652,428)
COP	14,843,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.07% (pays quarterly)	3/15/28	(92,345)	—	(92,345)
COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	279,409	—	279,409
COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	199,134	—	199,134
COP	11,900,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.07% (pays quarterly)	6/21/28	1,595	—	1,595
COP	5,908,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(38,322)	—	(38,322)
COP	9,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	(64,048)	—	(64,048)
COP	5,766,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(44,610)	—	(44,610)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(850,961)	—	(850,961)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,091,358	—	1,091,358
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,555,387)	—	(1,555,387)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/6/26	$ (805,025)	$ —	$ (805,025)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	122,799	—	122,799
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	(3,296)	—	(3,296)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(241,661)	—	(241,661)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(2,319,299)	—	(2,319,299)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	3,699,079	—	3,699,079
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(802,685)	—	(802,685)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,514,906)	—	(1,514,906)
KRW	3,414,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	5,868	—	5,868
KRW	3,676,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	8,550	—	8,550
KRW	5,357,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	12,673	—	12,673
KRW	3,098,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(1,270)	—	(1,270)
KRW	6,720,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	18,910	—	18,910
KRW	1,198,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/21/27	34,718	—	34,718
KRW	1,263,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.04% (pays quarterly)	12/21/27	37,209	—	37,209
KRW	1,923,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	12/21/27	57,269	—	57,269
KRW	211,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.08% (pays quarterly)	12/21/27	6,495	—	6,495
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	51,261	—	51,261
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	55,291	—	55,291
KRW	3,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	57,795	—	57,795

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	$ (728,989)	$ —	$ (728,989)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(305,727)	(1,380)	(307,107)
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(257,090)	—	(257,090)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	1,386,441	—	1,386,441
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	382,826	—	382,826
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	817,287	—	817,287
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(220,243)	—	(220,243)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(567,116)	—	(567,116)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	401,507	—	401,507
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(2,073,682)	—	(2,073,682)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	387,685	—	387,685
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,395,478)	—	(1,395,478)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(519,095)	—	(519,095)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(750,648)	—	(750,648)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(582,028)	—	(582,028)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(629,897)	—	(629,897)
MXN	270,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	377,082	—	377,082
MXN	43,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	18,047	—	18,047

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	131,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	$ 60,866	$ —	$ 60,866
MXN	57,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	4,774	—	4,774
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(77,644)	—	(77,644)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(223,408)	—	(223,408)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(181,029)	—	(181,029)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(144,973)	—	(144,973)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(174,636)	—	(174,636)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(270,157)	—	(270,157)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(564,285)	—	(564,285)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(414,903)	—	(414,903)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(182,886)	—	(182,886)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(128,651)	—	(128,651)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(1,019,529)	—	(1,019,529)
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	813,493	—	813,493
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(333,758)	—	(333,758)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(322,239)	—	(322,239)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,470,660)	—	(1,470,660)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,371,737	—	1,371,737
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	2,464,415	—	2,464,415
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(202,456)	—	(202,456)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(1,481,301)	—	(1,481,301)
PLN	21,250	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	21,888	—	21,888
PLN	24,350	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(92,526)	—	(92,526)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(2,170,857)	—	(2,170,857)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.29% (pays semi-annually)	3/15/28	(51,579)	—	(51,579)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	23,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	$ 1,562,858	$ —	$ 1,562,858
PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	1,023,065	—	1,023,065
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,580,081)	—	(1,580,081)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	35,728	—	35,728
PLN	14,240	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(16,129)	—	(16,129)
PLN	16,260	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(115,477)	—	(115,477)
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(66,671)	—	(66,671)
THB	233,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	117,357	—	117,357
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(283,083)	—	(283,083)
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(108,501)	—	(108,501)
THB	155,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.45% (pays quarterly)	6/15/27	67,610	—	67,610
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	8/19/27	(16,846)	—	(16,846)
THB	219,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.02% (pays quarterly)	9/21/27	(28,392)	—	(28,392)
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.04% (pays quarterly)	9/21/27	(10,481)	—	(10,481)
THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(369,831)	—	(369,831)
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(368,526)	—	(368,526)
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	(84,836)	—	(84,836)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	279,740	—	279,740
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	84,322	—	84,322
ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	6/11/25	(135,122)	—	(135,122)
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.98% (pays quarterly)	8/24/25	(197,238)	52	(197,186)
ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(207,966)	116	(207,850)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	64,352	—	64,352
ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(269,381)	234	(269,147)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	$ 349,494	$ (529)	$ 348,965
ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(49,764)	—	(49,764)
ZAR	37,710	Pays	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	9/21/27	(19,261)	—	(19,261)
ZAR	108,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	5/4/32	(306,444)	693	(305,751)
Total						$(11,975,624)	$ (864)	$ (11,976,488)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (69,329)
Citibank, N.A.	MYR	10,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	20,283
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	16,386
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	6,833
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	36,839
Goldman Sachs International	MYR	24,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/21/28	40,617
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(354,272)
JPMorgan Chase Bank, N.A.	MYR	12,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	24,274
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.14% (pays semi-annually)	8/20/23	54,185
Total							$(224,184)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$ (42)	$ (3,007)	$ (3,049)
Total				$(42)	$(3,007)	$(3,049)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 17,142,858 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	10/14/25/ 10/14/28	$ 52,557
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 381,027,240 (pays semi-annually)**	2.10% on CLP equivalent of CLF 12,000 (pays semi-annually)**	Not Applicable/ 4/8/32	(80,061)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,174,947,580 (pays semi-annually)**	2.25% on CLP equivalent of CLF 37,000 (pays semi-annually)**	Not Applicable/ 4/11/32	(267,648)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)**	1.85% on CLP equivalent of CLF 6,700 (pays semi-annually)**	Not Applicable/ 4/20/32	(37,405)
				$(332,557)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
**	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KRW	– South Korean Won

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– New Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,113,044,393)	$ 993,314,155
Affiliated investment, at value (identified cost $79,394,253)	79,394,253
Cash	57,033
Deposits for derivatives collateral:
Centrally cleared derivatives	35,445,946
OTC derivatives	1,490,000
Foreign currency, at value (identified cost $25,450,735)	25,624,238
Interest receivable	30,554,818
Dividends receivable from affiliated investment	201,014
Receivable for investments sold	312,076
Receivable for open forward foreign currency exchange contracts	14,058,670
Receivable for open swap contracts	251,974
Receivable for closed swap contracts	1,131,330
Total assets	$1,181,835,507
Liabilities
Cash collateral due to brokers	$ 1,490,000
Written options outstanding, at value (premiums received $271,199)	179,093
Payable for investments purchased	18,935,494
Payable for variation margin on open futures contracts	46,766
Payable for variation margin on open centrally cleared derivatives	1,093,868
Payable for open forward foreign currency exchange contracts	11,961,769
Payable for open swap contracts	808,715
Payable for closed swap contracts	66,180
Payable for closed non-deliverable bond forward contracts	31,970
Payable for open non-deliverable bond forward contracts	1,700,777
Payable to affiliates:
Investment adviser fee	587,471
Trustees' fees	6,015
Accrued foreign capital gains taxes	600,995
Accrued expenses	833,797
Total liabilities	$ 38,342,910
Net Assets applicable to investors' interest in Portfolio	$1,143,492,597

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income from affiliated investment	$ 1,845,244
Interest income (net of foreign taxes withheld of $599,806)	37,312,589
Total investment income	$ 39,157,833
Expenses
Investment adviser fee	$ 3,514,558
Trustees’ fees and expenses	34,611
Custodian fee	412,435
Legal and accounting services	76,988
Miscellaneous	28,429
Total expenses	$ 4,067,021
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 75,587
Total expense reductions	$ 75,587
Net expenses	$ 3,991,434
Net investment income	$ 35,166,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $56,194)	$ (53,588,032)
Futures contracts	441,831
Swap contracts	(13,630,497)
Foreign currency transactions	2,016,566
Forward foreign currency exchange contracts	54,112,114
Non-deliverable bond forward contracts	5,789,861
Net realized loss	$ (4,858,157)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $354,995)	$ 136,052,670
Written options	92,106
Futures contracts	(422,564)
Swap contracts	15,566,797
Foreign currency	1,791,001
Forward foreign currency exchange contracts	(3,180,622)
Non-deliverable bond forward contracts	(579,874)
Net change in unrealized appreciation (depreciation)	$149,319,514
Net realized and unrealized gain	$144,461,357
Net increase in net assets from operations	$179,627,756

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 35,166,399	$ 79,020,018
Net realized loss	(4,858,157)	(174,403,398)
Net change in unrealized appreciation (depreciation)	149,319,514	(183,608,590)
Net increase (decrease) in net assets from operations	$ 179,627,756	$ (278,991,970)
Capital transactions:
Contributions	$ 187,043,118	$ 154,343,479
Withdrawals	(181,908,808)	(478,241,966)
Net increase (decrease) in net assets from capital transactions	$ 5,134,310	$ (323,898,487)
Net increase (decrease) in net assets	$ 184,762,066	$ (602,890,457)
Net Assets
At beginning of period	$ 958,730,531	$1,561,620,988
At end of period	$1,143,492,597	$ 958,730,531

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (1)(2)	0.76% (2)	0.75%	0.79%	0.78%	0.87% (3)
Net investment income	6.47% (1)	6.43%	4.98%	5.79%	7.01%	7.22%
Portfolio Turnover	32% (4)	33%	56%	56%	46%	52%
Total Return	18.96% (4)	(20.12)%	1.48%	0.08%	23.15%	(9.33)%
Net assets, end of period (000’s omitted)	$1,143,493	$958,731	$1,561,621	$1,253,935	$1,238,490	$783,270
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for the year ended October 31, 2018.
(4)	Not annualized.

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 84.4%, 14.9% and 0.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.

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Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options —Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

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April 30, 2023
Notes to Financial Statements (Unaudited) — continued

O  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $3,514,558 or 0.65% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $75,587 relating to the Portfolio's investment in the Liquidity Fund.
During the six months ended April 30, 2023, BMR reimbursed the Portfolio $27,496 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $492,547,199 and $256,821,383, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,203,833,933
Gross unrealized appreciation	$ 28,419,527
Gross unrealized depreciation	(165,481,623)
Net unrealized depreciation	$ (137,062,096)

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April 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $14,650,354. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,706,774 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023.

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April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 1,654,847	$ —	$ 1,654,847
Not applicable	—	19,589,945*	26,305,272*	45,895,217
Receivable for open forward foreign currency exchange contracts	—	14,058,670	—	14,058,670
Receivable for open swap contracts	—	—	251,974	251,974
Total Asset Derivatives	$ —	$ 35,303,462	$ 26,557,246	$ 61,860,708
Derivatives not subject to master netting or similar agreements	$ —	$ 19,589,945	$ 26,305,272	$ 45,895,217
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 15,713,517	$ 251,974	$ 15,965,491
Written options outstanding, at value	$ —	$ (179,093)	$ —	$ (179,093)
Not applicable	(42)*	(13,006,873)*	(38,481,292)*	(51,488,207)
Payable for open forward foreign currency exchange contracts	—	(11,961,769)	—	(11,961,769)
Payable for open swap contracts	—	—	(808,715)	(808,715)
Payable for open non-deliverable bond forward contracts	—	—	(1,700,777)	(1,700,777)
Total Liability Derivatives	$ (42)	$(25,147,735)	$(40,990,784)	$(66,138,561)
Derivatives not subject to master netting or similar agreements	$ (42)	$(13,006,873)	$(38,481,292)	$(51,488,207)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(12,140,862)	$ (2,509,492)	$(14,650,354)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 119,438	$ (119,438)	$ —	$ —	$ —	$ —
Barclays Bank PLC	1,049,661	(901,633)	—	(148,028)	—	550,000
BNP Paribas	52,557	(52,557)	—	—	—	—
Citibank, N.A.	3,077,182	(775,552)	—	—	2,301,630	—
Credit Agricole CIB	459,587	(191,998)	—	(267,589)	—	300,000
Deutsche Bank AG	36,839	—	(36,839)	—	—	—
Goldman Sachs International	3,693,724	(3,693,724)	—	—	—	—
ICBC Standard Bank plc	107,384	—	—	—	107,384	—
JPMorgan Chase Bank, N.A.	1,315,959	(673,164)	—	(600,000)	42,795	600,000
Standard Chartered Bank	3,822,443	(3,822,443)	—	—	—	—

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April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
UBS AG	$ 2,230,717	$ (1,645,361)	$ (507,496)	$ (40,000)	$ 37,860	$ 40,000
	$15,965,491	$(11,875,870)	$(544,335)	$(1,055,617)	$2,489,669	$1,490,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (1,374,997)	$ 119,438	$ 511,303	$ —	$ (744,256)	$ —
Barclays Bank PLC	(901,633)	901,633	—	—	—	—
BNP Paribas	(145,278)	52,557	92,721	—	—	—
Citibank, N.A.	(775,552)	775,552	—	—	—	—
Credit Agricole CIB	(191,998)	191,998	—	—	—	—
Goldman Sachs International	(4,416,337)	3,693,724	722,613	—	—	—
JPMorgan Chase Bank, N.A.	(673,164)	673,164	—	—	—	—
Standard Chartered Bank	(4,526,034)	3,822,443	703,591	—	—	—
UBS AG	(1,645,361)	1,645,361	—	—	—	—
	$(14,650,354)	$11,875,870	$2,030,228	$ —	$(744,256)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,490,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ 923,502	$ —	$ 923,502
Futures contracts	—	—	441,831	441,831
Swap contracts	18,964	—	(13,649,461)	(13,630,497)
Forward foreign currency exchange contracts	—	54,112,114	—	54,112,114
Non-deliverable bond forward contracts	—	—	5,789,861	5,789,861
Total	$18,964	$55,035,616	$ (7,417,769)	$ 47,636,811
Change in unrealized appreciation (depreciation):
Investments	$ —	$ 254,154	$ —	$ 254,154
Written options	—	92,106	—	92,106
Futures contracts	—	—	(422,564)	(422,564)
Swap contracts	508	—	15,566,289	15,566,797
Forward foreign currency exchange contracts	—	(3,180,622)	—	(3,180,622)
Non-deliverable bond forward contracts	—	—	(579,874)	(579,874)
Total	$ 508	$ (2,834,362)	$ 14,563,851	$ 11,729,997
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$6,995,000	$2,602,840,000	$110,164,000	$1,485,613,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were $43,061,000 and $40,514,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.

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Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $79,394,253, which represents 6.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$34,198,985	$683,264,816	$(638,069,548)	$ —	$ —	$79,394,253	$1,845,244	79,394,253
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 26,321,151	$ —	$ 26,321,151
Loan Participation Notes	—	—	21,366,757	21,366,757
Sovereign Government Bonds	—	912,301,618	—	912,301,618
Short-Term Investments:
Affiliated Fund	79,394,253	—	—	79,394,253
U.S. Treasury Obligations	—	31,669,782	—	31,669,782
Purchased Currency Options	—	1,654,847	—	1,654,847
Total Investments	$ 79,394,253	$ 971,947,398	$ 21,366,757	$ 1,072,708,408
Forward Foreign Currency Exchange Contracts	$ —	$ 33,648,615	$ —	$ 33,648,615
Swap Contracts	—	26,557,246	—	26,557,246
Total	$ 79,394,253	$ 1,032,153,259	$ 21,366,757	$ 1,132,914,269
Liability Description
Written Currency Options	$ —	$ (179,093)	$ —	$ (179,093)
Forward Foreign Currency Exchange Contracts	—	(24,968,642)	—	(24,968,642)
Non-Deliverable Bond Forward Contracts	—	(1,700,777)	—	(1,700,777)
Futures Contracts	(200,396)	—	—	(200,396)
Swap Contracts	—	(39,089,653)	—	(39,089,653)
Total	$ (200,396)	$ (65,938,165)	$ —	$ (66,138,561)

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$29,380,678	$ 39,170,230	$ 2,887,584	$ 71,438,492
Realized gains (losses)	(1,000,732)	—	—	(1,000,732)
Change in net unrealized appreciation (depreciation)	416,204	—	—	416,204
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	(7,429,393)	—	—	(7,429,393)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3	—	—	—	—
Transfers from Level 3(1)	—	(39,170,230)	(2,887,584)	(42,057,814)
Balance as of April 30, 2023	$21,366,757	$ —	$ —	$ 21,366,757
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$ (493,411)	$ —	$ —	$ (493,411)
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$21,366,757	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023